Putnam Short Term Investment Fund
The fund's portfolio
4/30/20 (Unaudited)

COMMERCIAL PAPER (26.6%)(a)
	Yield (%)	Maturity date	Principal amount	Value
ABN AMRO Funding USA, LLC	1.766	7/21/20	$10,000,000	$9,988,839
American Honda Finance Corp.	2.052	5/5/20	15,000,000	14,999,444
Australia & New Zealand Banking Group, Ltd. (Australia)	1.565	8/28/20	15,000,000	14,991,291
Baker Hughes Holdings, LLC	1.851	5/1/20	8,204,000	8,203,929
Bank of Nova Scotia (The) (Canada)	1.830	6/18/20	15,000,000	14,997,285
Bank of Nova Scotia (The) (Canada)	1.725	7/17/20	15,000,000	15,004,138
BPCE SA (France)	1.867	5/6/20	15,000,000	14,999,905
BPCE SA (France)	0.955	11/17/20	5,650,000	5,632,871
Chevron Corp.	1.580	7/21/20	20,000,000	19,966,334
Coca-Cola Co. (The)	2.137	1/15/21	12,000,000	11,961,953
Coca-Cola Co. (The)	1.608	7/6/20	20,000,000	19,994,305
Commonwealth Bank of Australia (Australia)	1.513	10/8/20	15,000,000	14,993,553
DNB Bank ASA (Norway)	1.715	7/22/20	15,000,000	15,008,370
DNB Bank ASA (Norway)	1.305	7/8/20	1,865,000	1,864,346
ENGIE SA (France)	1.791	6/25/20	5,500,000	5,494,242
ENGIE SA (France)	1.786	8/11/20	5,000,000	4,989,056
ENGIE SA (France)	1.376	6/24/20	5,000,000	4,994,905
Export Development Canada (Canada)	1.816	5/20/20	15,000,000	14,998,750
Export Development Canada (Canada)	1.158	10/16/20	30,000,000	29,938,456
GlaxoSmithKline, LLC (United Kingdom)	2.170	8/31/20	15,000,000	14,951,569
GlaxoSmithKline, LLC (United Kingdom)	1.809	7/20/20	7,500,000	7,486,500
ING (U.S.) Funding LLC	1.785	6/25/20	15,000,000	14,996,037
International Business Machines Corp.	1.254	6/23/20	15,000,000	14,993,700
Lloyds Bank PLC (United Kingdom)	1.929	5/5/20	8,000,000	7,999,878
Lloyds Bank PLC (United Kingdom)	1.785	5/7/20	16,000,000	16,003,562
LVMH Moet Hennessy Louis Vuitton, Inc.	1.405	7/6/20	15,000,000	14,991,625
Merck & Co., Inc.	0.902	7/9/20	15,000,000	14,977,250
Nationwide Building Society (United Kingdom)	1.003	7/9/20	16,000,000	15,987,244
NRW.Bank (Germany)	1.385	5/28/20	10,750,000	10,749,256
NRW.Bank (Germany)	1.325	6/4/20	19,000,000	18,997,876
Pfizer, Inc.	1.763	5/5/20	17,500,000	17,499,854
Pfizer, Inc.	0.823	10/9/20	13,000,000	12,973,675
Procter & Gamble Co. (The)	1.405	6/18/20	25,000,000	24,990,472
Prudential PLC (United Kingdom)	1.153	6/24/20	3,250,000	3,248,510
Prudential PLC (United Kingdom)	1.002	6/2/20	4,000,000	3,999,047
Prudential PLC (United Kingdom)	0.400	6/4/20	11,000,000	10,997,145
Roche Holdings, Inc. (Switzerland)	1.353	5/20/20	24,000,000	23,998,000
Royal Bank of Canada (Canada)	1.840	3/3/21	20,000,000	19,891,360
Schlumberger Holdings Corp.	3.016	6/15/20	10,000,000	9,961,028
Shell International Finance BV (Netherlands)	2.033	6/5/20	19,500,000	19,488,885
Societe Generale SA (France)	1.855	6/3/20	10,000,000	10,000,000
Societe Generale SA (France)	1.673	12/9/20	15,000,000	15,000,000
Stanley Black & Decker, Inc.	2.004	5/11/20	15,000,000	14,996,906
Svenska Handelsbanken AB (Sweden)	1.573	12/2/20	31,500,000	31,483,581
Toronto-Dominion Bank (The) (Canada)	1.665	2/5/21	15,000,000	14,974,934
Toronto-Dominion Bank (The) (Canada)	1.603	11/12/20	15,000,000	14,999,217
Total Capital Canada, Ltd. (Canada)	1.324	6/2/20	16,500,000	16,481,245
Toyota Motor Credit Corp.	1.731	11/27/20	16,000,000	16,000,000
UBS AG/London (United Kingdom)	1.855	8/6/20	15,000,000	14,991,962
UnitedHealth Group, Inc.	1.353	6/8/20	15,000,000	14,994,117
Walt Disney Co. (The)	1.886	10/1/20	8,000,000	7,959,378
Westpac Banking Corp. (Australia)	1.980	10/19/20	14,000,000	14,000,000
Westpac Banking Corp. (Australia)	1.920	8/28/20	16,000,000	15,986,620

Total commercial paper (cost $743,487,105)				$744,072,405

REPURCHASE AGREEMENTS (24.5%)(a)
	Principal amount	Value
Interest in $60,000,000 tri-party repurchase agreement dated 4/30/20 with Bank of Nova Scotia due 5/1/20 - maturity value of $60,000,033 for an effective yield of 0.020% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 1.125% to 3.125% and due dates ranging from 5/31/20 to 2/15/49, valued at $61,200,046)	$60,000,000	$60,000,000
Interest in $100,000,000 tri-party repurchase agreement dated 4/30/20 with BMO Capital Markets due 5/1/20 - maturity value of $100,000,111 for an effective yield of 0.040% (collateralized by various mortgage backed securities with coupon rates ranging from 2.490% to 7.000% and due dates ranging from 7/1/27 to 5/15/55, valued at $102,000,216)	100,000,000	100,000,000
Interest in $54,000,000 tri-party term repurchase agreement dated 4/30/20 with BNP Paribas, 0.260% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.434% to 6.379% and due dates ranging from 10/1/20 to perpetual maturity, valued at $56,700,820)(IR)(EG) (France)	54,000,000	54,000,000
Interest in $125,000,000 tri-party repurchase agreement dated 4/30/20 with BNP Paribas due 5/1/20 - maturity value of $125,000,104 for an effective yield of 0.030% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 0.875% to 3.000% and due dates ranging from 2/15/22 to 5/15/47, valued at $127,500,114)	125,000,000	125,000,000
Interest in $162,657,000 joint tri-party repurchase agreement dated 4/30/20 with BofA Securities, Inc. due 5/1/20 - maturity value of $22,751,025 for an effective yield of 0.040% (collateralized by a mortgage backed security with a coupon rate of 3.000% and a due date of 4/20/50, valued at $165,910,140)	22,751,000	22,751,000
Interest in $400,000,000 joint tri-party repurchase agreement dated 4/30/20 with Citigroup Global Markets, Inc. due 5/1/20 - maturity value of $103,478,115 for an effective yield of 0.040% (collateralized by various mortgage backed securities with coupon rates ranging from 3.000% to 6.000% and due dates ranging from 10/1/48 to 11/1/48, valued at $408,019,779)	103,478,000	103,478,000
Interest in $96,250,000 tri-party repurchase agreement dated 4/30/20 with Goldman, Sachs & Co. LLC due 5/1/20 - maturity value of $96,250,080 for an effective yield of 0.030% (collateralized by various mortgage backed securities with coupon rates ranging from 2.910% to 5.500% and due dates ranging from 2/1/36 to 7/1/56, valued at $98,175,000)	96,250,000	96,250,000
Interest in $75,000,000 joint tri-party repurchase agreement dated 4/30/20 with HSBC Bank USA, National Association due 5/1/20 - maturity value of $50,000,028 for an effective yield of 0.020% (collateralized by various U.S. Treasury notes with coupon rates ranging from 0.125% to 2.250% and due dates ranging from 8/31/21 to 12/31/24, valued at $76,500,076)	50,000,000	50,000,000
Interest in $50,000,000 tri-party repurchase agreement dated 4/30/20 with JPMorgan Securities, LLC due 5/1/20 - maturity value of $50,000,056 for an effective yield of 0.040% (collateralized by various mortgage backed securities with coupon rates ranging from 2.500% to 7.000% and due dates ranging from 10/1/29 to 7/1/49, valued at $51,000,057)	50,000,000	50,000,000
Interest in $25,000,000 tri-party term repurchase agreement dated 4/30/20 with RBC Capital Markets, LLC, 0.290% (collateralized by various corporate bonds and notes with coupon rates ranging from 1.051% to 10.200% and due dates ranging from 2/1/21 to 6/19/49, valued at $26,250,365)(IR)(EG) (Canada)	25,000,000	25,000,000

Total repurchase agreements (cost $686,479,000)		$686,479,000

CERTIFICATES OF DEPOSIT (17.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Bank of America, NA FRN	1.978	8/12/20	$15,000,000	$14,990,627
Bank of America, NA FRN	1.950	6/9/20	15,000,000	14,998,495
Bank of America, NA FRN	1.910	8/4/20	14,750,000	14,740,968
Bank of America, NA FRN	1.801	5/1/20	15,000,000	15,000,431
Bank of Montreal/Chicago, IL FRN (Canada)	1.832	11/18/20	16,000,000	15,999,137
Bank of Montreal/Chicago, IL FRN (Canada)	1.235	8/7/20	17,500,000	17,504,904
Bank of Montreal/Chicago, IL FRN (Canada)	0.935	10/23/20	15,000,000	15,002,432
Bank of Montreal/Chicago, IL FRN (Canada)	0.260	3/2/21	15,000,000	14,937,008
Bank of Nova Scotia/Houston FRN	1.940	2/16/21	15,000,000	14,981,140
Bank of Nova Scotia/Houston FRN	1.937	2/12/21	16,000,000	15,980,308
Bank of Nova Scotia/Houston FRN	1.881	11/4/20	16,000,000	15,998,386
Canadian Imperial Bank of Commerce/New York, NY FRN	0.400	9/30/20	15,000,000	15,000,000
Canadian Imperial Bank of Commerce/New York, NY FRN	0.260	3/3/21	16,000,000	15,932,455
Canadian Imperial Bank of Commerce/New York, NY FRN	0.220	6/12/20	15,000,000	14,995,755
Citibank, NA	1.400	10/5/20	20,000,000	20,055,126
Cooperatieve Rabobank UA/NY FRN (Netherlands)	1.212	5/4/20	17,000,000	17,002,191
DNB Bank ASA/New York FRN (Norway)	1.781	2/5/21	15,000,000	14,970,767
Goldman Sachs Bank USA/New York, NY FRN	0.541	12/10/20	15,000,000	15,000,000
HSBC Bank USA, NA FRN	1.152	9/4/20	30,000,000	30,000,000
Mitsubishi UFJ Trust & Banking Corp./NY FRN	0.768	6/17/20	13,000,000	13,003,912
Mizuho Bank, Ltd./New York, NY FRN	1.191	6/8/20	12,000,000	12,000,000
Natixis SA/New York, NY FRN (France)	0.440	12/11/20	15,000,000	15,000,000
Royal Bank of Canada/New York, NY FRN (Canada)	1.573	12/3/20	7,000,000	6,998,369
Royal Bank of Canada/New York, NY FRN (Canada)	1.024	7/15/20	15,000,000	15,000,000
Royal Bank of Canada/New York, NY FRN (Canada)	0.987	4/29/21	9,000,000	9,000,000
Skandinaviska Enskilda Banken AB/New York, NY FRN	0.918	7/20/20	15,000,000	15,005,653
State Street Bank & Trust Co. FRN	0.968	7/20/20	20,250,000	20,270,352
Sumitomo Mitsui Trust Bank, Ltd./New York FRN	0.768	6/19/20	18,500,000	18,505,093
Svenska Handelsbanken/New York, NY FRN (Sweden)	1.004	7/15/20	15,000,000	15,004,374
Toronto-Dominion Bank/NY FRN (Canada)	1.178	7/22/20	17,000,000	16,997,443
Toronto-Dominion Bank/NY FRN (Canada)	0.810	7/24/20	15,000,000	15,004,484
Wells Fargo Bank, NA FRN	1.054	9/16/20	16,000,000	15,979,944

Total certificates of deposit (cost $500,999,575)				$500,859,754

ASSET-BACKED COMMERCIAL PAPER (16.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Alpine Securitization, LLC	1.700	6/1/20	$15,000,000	$15,015,452
Alpine Securitization, LLC	1.403	5/6/20	16,000,000	15,999,629
Atlantic Asset Securitization, LLC	1.510	8/24/20	15,000,000	14,970,178
Atlantic Asset Securitization, LLC	0.501	8/20/20	14,000,000	13,974,607
Barclays Bank PLC CCP (United Kingdom)	1.715	8/21/20	15,000,000	14,971,891
Barclays Bank PLC CCP (United Kingdom)	0.985	11/2/20	14,000,000	13,949,511
CAFCO, LLC	1.866	5/11/20	15,000,000	14,999,152
CAFCO, LLC	1.002	5/29/20	15,000,000	14,997,076
Chariot Funding, LLC	1.254	7/10/20	30,000,000	29,978,641
Chariot Funding, LLC	1.123	7/14/20	10,000,000	9,992,396
Chariot Funding, LLC	0.400	8/7/20	14,000,000	13,983,060
CHARTA, LLC	2.261	6/15/20	15,000,000	14,993,943
CHARTA, LLC	1.207	10/9/20	15,000,000	14,959,500
Collateralized Commercial Paper V Co., LLC	1.665	10/23/20	25,000,000	25,000,000
Collateralized Commercial Paper V Co., LLC	1.658	6/8/20	6,775,000	6,772,776
Collateralized Commercial Paper V Co., LLC	0.552	10/29/20	14,000,000	13,963,974
Collateralized Commercial Paper V Co., LLC	0.461	9/14/20	14,000,000	13,976,025
CRC Funding, LLC	2.261	6/12/20	15,000,000	14,993,335
CRC Funding, LLC	1.756	6/1/20	16,000,000	15,994,980
Manhattan Asset Funding Co., LLC (Japan)	2.207	5/22/20	15,000,000	14,997,699
Manhattan Asset Funding Co., LLC (Japan)	1.553	5/1/20	16,000,000	15,999,900
Manhattan Asset Funding Co., LLC (Japan)	0.530	6/8/20	15,000,000	14,991,631
MetLife Short Term Funding, LLC	1.868	5/6/20	15,500,000	15,499,432
MetLife Short Term Funding, LLC	1.837	5/4/20	8,000,000	7,999,787
MetLife Short Term Funding, LLC	1.815	5/8/20	9,490,000	9,489,578
MetLife Short Term Funding, LLC	1.613	8/28/20	10,000,000	9,985,667
Old Line Funding, LLC	1.506	6/15/20	16,000,000	15,992,292
Old Line Funding, LLC	1.113	9/9/20	15,000,000	15,000,000
Thunder Bay Funding, LLC	1.615	8/4/20	16,000,000	16,000,000
Victory Receivables Corp. (Japan)	1.254	7/17/20	16,000,000	15,983,707
Victory Receivables Corp. (Japan)	0.601	6/22/20	16,000,000	15,989,588

Total asset-backed commercial paper (cost $460,951,266)				$461,415,407

U.S. GOVERNENT AGENCY OBLIGATIONS (5.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Federal Home Loan Banks unsec. discount notes	0.501	7/15/20	$47,000,000	$46,988,250
Federal Home Loan Banks unsec. discount notes	0.501	6/11/20	57,245,000	57,238,480
Federal National Mortgage Association unsec. notes(M)	0.180	3/9/22	30,000,000	29,931,534
Federal National Mortgage Association unsec. notes(M)	0.110	12/3/21	30,000,000	29,869,539

Total U.S. governent agency obligations (cost $164,163,444)				$164,027,803

U.S. TREASURY OBLIGATIONS (5.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value
U.S. Treasury Bills	1.616	5/28/20	$50,000,000	$49,997,938
U.S. Treasury Notes(M)	0.425	10/31/21	35,000,000	35,123,679
U.S. Treasury Notes(M)	0.345	7/31/21	30,000,000	30,063,600
U.S. Treasury Notes	0.264	4/30/21	29,250,000	29,279,250

Total U.S. treasury obligations (cost $144,202,491)				$144,464,467

CORPORATE BONDS AND NOTES (2.8%)(a)
	Maturity date	Principal amount	Value
Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.45% (Sweden)	5/27/20	$8,000,000	$8,010,616
Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN, (Secured Overnight Funding Rate + 0.40%), 0.41%	10/23/20	15,000,000	14,911,802
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.09%), 0.831%	9/14/20	17,000,000	16,943,107
UBS Group AG 144A sr. unsec. notes 2.95% (Switzerland)	9/24/20	12,050,000	12,117,963
Wells Fargo Bank NA sr. unsec. FRN Ser. BKNT, (BBA LIBOR USD 3 Month + 0.31%), 1.529%	1/15/21	25,530,000	25,479,199

Total corporate bonds and notes (cost $77,506,504)			$77,462,687

TIME DEPOSITS (0.7%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Australia & New Zealand Banking Group, Ltd./Cayman Islands (Cayman Islands)	0.040	5/1/20	$10,000,000	$10,000,000
Svenska Handelsbanken/New York, NY (Sweden)	0.030	5/1/20	10,000,000	10,000,000

Total time deposits (cost $20,000,000)				$20,000,000
TOTAL INVESTMENTS

Total investments (cost $2,797,789,385)				$2,798,781,523

	Key to holding's abbreviations
BKNT	Bank Note
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
MTN	Medium Term Notes
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2019 through April 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,798,049,461.
(M)	This security's effective maturity date is less than one year.
(IR)	Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.
(EG)	Maturity date of the repurchase agreement is thirty-five days from the purchase date unless both parties agree to roll the transaction. Maturity value of the repurchase agreement will equal the principal amount of the repurchase agreement plus interest.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.1%
	Canada	10.5
	France	4.6
	United Kingdom	4.4
	Japan	2.8
	Sweden	2.3
	Australia	2.1
	Netherlands	1.3
	Switzerland	1.3
	Norway	1.1
	Germany	1.1
	Cayman Islands	0.4

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $702,585,364 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$461,415,407	$—
Certificates of deposit	—	500,859,754	—
Commercial paper	—	744,072,405	—
Corporate bonds and notes	—	77,462,687	—
Repurchase agreements	—	686,479,000	—
Time deposits	—	20,000,000	—
U.S. government agency obligations	—	164,027,803	—
U.S. treasury obligations	—	144,464,467	—

Totals by level	$—	$2,798,781,523	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com